DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Apr. 30, 2017	Oct. 31, 2016
Notes to Financial Statements
NOTE 1- DESCRIPTION OF BUSINESS

Our Company

Sunset Island Group, Inc. is a Colorado corporation. The Company’s principal line of business is the cultivation of medical cannabis. The Company has leased green house space in Northern California that has been approved for cannabis cultivation. The greenhouse is 12,000 square feet; however, the Company has filed permits to expand to 22,000 square feet. Additionally, the Company will be consulting and advising clients that operate in the medical marijuana business by providing clients a licensed manufacturing facility to produce products such as oils and edibles. However, the company is waiting for the State of California to finalize the licensing process and requirements for licensed manufacturing facilities.

Reverse Merger

On October 17, 2016, the Company executed a reverse merger with Battle Mountain Genetics, Inc. On October 17, 2016, the Company entered into an Agreement whereby the Company acquired 100% of Battle Mountain Genetics, Inc, in exchange for 50,000,000 shares of Sunset Island Group common stock. Immediately prior to the reverse merger, there were 30,894 common shares outstanding and no shares of Preferred shares outstanding. After the reverse merger, the Company had 50,031,771 Common shares outstanding and 0 shares of Preferred shares outstanding.

Battle Mountain Genetics was incorporated in the State of California on September 29, 2016. Battle Mountain Genetics, Inc. was the surviving Company and became a wholly owned subsidiary of Sunset Island Group. Sunset Island Group had no operations, assets or liabilities prior to the reverse merger.

Our Company

Sunset Island Group, Inc. is a Colorado corporation. The Company’s principal line of business is consulting and advising clients that operate in the medical marijuana business by providing clients a licensed manufacturing facility to produce products such as oils and edibles. The Company is currently looking for a facility in the Oakland, California that would satisfy the Company’s needs. Currently, the Company is using space from its CEO in Oakland, CA at no charge The Company’s officers have sold products to the dispensaries over the past 5 years and are able to leverage this pre-existing relationship with the dispensaries to introduce client’s products to these dispensaries. Once a product is introduced to a dispensary they place an order. No other agreements would exist between the Company and the dispensary.  In November 2016, the company planned to acquire a C02 extraction machine to begin producing oils for the Company’s clients.  However, the Company expects the acquisition of the CO2 extraction machine to be completed in January 2017. Additionally, the Company is looking for additional space to build a licensed chef kitchen for its clients that produce edibles.

Reverse Merger

On October 17, 2016, the Company executed a reverse merger with Battle Mountain Genetics, Inc. On October 17, 2016, the Company entered into an Agreement whereby the Company acquired 100% of Battle Mountain Genetics, Inc, in exchange for 50,000,000 shares of Sunset Island Group common stock. Immediately prior to the reverse merger, there were 30,894 common shares outstanding and no shares of Preferred shares outstanding and Anastasia Shishova was the sole officer/director. After the reverse merger, the Company had 50,031,771 Common shares outstanding and 0 shares of Preferred shares outstanding.

Battle Mountain Genetics was incorporated in the State of California on September 29, 2016. Battle Mountain Genetics, Inc. was the surviving Company and became a wholly owned subsidiary of Sunset Island Group. Sunset Island Group had no operations, assets or liabilities prior to the reverse merger.